ROULSTON FUNDS

                          Roulston Emerging Growth Fund
                       Roulston International Equity Fund
                              Roulston Growth Fund
                         Roulston Growth and Income Fund
                       Roulston Government Securities Fund


                     Supplement dated September 13, 2001 to
         Prospectus dated March 1, 2001, as supplemented April 20, 2001


         On September 7, 2001, the shareholders of Roulston & Company entered into a Purchase Agreement with The Hickory Group, Ltd. ("Hickory"), pursuant to which Roulston & Company will become a wholly owned subsidiary of Hickory (the "Transaction"). Completion of the Transaction, which is subject to certain regulatory and consent requirements, will result in the automatic termination of the Roulston Funds' Investment Advisory Agreement with Roulston & Company.

         On September 7, 2001, the Board of Trustees of the Roulston Funds approved a new Investment Advisory Agreement with Roulston & Company on behalf of each of the Funds subject to shareholder approval. The Board of Trustees has called a Meeting of Shareholders to be held on October 25, 2001, to vote upon the new Investment Advisory Agreement and certain other matters.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

















                                 ROULSTON FUNDS

                          Roulston Emerging Growth Fund
                       Roulston International Equity Fund
                              Roulston Growth Fund
                         Roulston Growth and Income Fund
                       Roulston Government Securities Fund


                     Supplement dated September 13, 2001 to
             Statement of Additional Information dated March 1, 2001


         On September 7, 2001, the shareholders of Roulston & Company entered into a Purchase Agreement with The Hickory Group, Ltd. ("Hickory"), pursuant to which Roulston & Company will become a wholly owned subsidiary of Hickory (the "Transaction"). Completion of the Transaction, which is subject to certain regulatory and consent requirements, will result in the automatic termination of the Roulston Funds' Investment Advisory Agreement with Roulston & Company.

         On September 7, 2001, the Board of Trustees of the Roulston Funds approved a new Investment Advisory Agreement with Roulston & Company on behalf of each of the Funds subject to shareholder approval. The Board of Trustees has called a Meeting of Shareholders to be held on October 25, 2001, to vote upon the new Investment Advisory Agreement and certain other matters.

     Messrs. Roulston and Chema resigned as Trustees of the Trust effective September 7, 2001.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE